S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Jul. 16, 2026 USD ($) $ / shares shares
Phalanx Acquisition Management Sponsor I LLC [Member] | Office Space, Administrative and Shared Personnel Support Services [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 10,000
Phalanx Acquisition Management Sponsor I LLC [Member] | Initial Business Combination [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	15,000
Phalanx Acquisition Sponsor I LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 500,000
Securities Issued or to be Issued, Shares (in Shares) | shares	3,750,000
Phalanx Acquisition Sponsor I LLC [Member] | Working Capital [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,500,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 1
Phalanx Acquisition Sponsor I LLC [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Securities Issued or to be Issued, Shares (in Shares) | shares	5,031,250
Phalanx Acquisition Sponsor I LLC [Member] | Private Placement Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	3,750,000